LEASES - Supplemental cash flow information related to leases (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Supplemental disclosure of cash flow information:
Cash paid for amounts included in the measurement of operating lease liabilities	¥ 2,094	¥ 1,437
Cash paid for amounts included in the measurement of finance lease liabilities	69	63
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	554	475
Non-cash right-of-use assets obtained in exchange for finance lease liabilities, net of reassessment of finance lease payments	¥ 53	260
Non-cash right-of-use assets obtained in acquisition for operating lease		130
Non-cash lease liabilities obtained in acquisition for operating lease		¥ 105